Fair Value Measurements - Schedule of fair value on a recurring basis (Details) - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Assets
Investments held in Trust Account - U.S. Treasury bills	$ 250,087,787	$ 250,064,076
Liabilities:
Derivative warrant liabilities - private placement warrants		7,492,500
Fair Value, Inputs, Level 1 [Member]
Assets
Investments held in Trust Account - U.S. Treasury bills	$ 250,087,787	250,064,076
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Derivative warrant liabilities - private placement warrants		$ 7,492,500